Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Due to related parties	$ 903,467	$ 1,047,512
Mr. Wangfeng Yan, and his affiliates
Due to related parties	146,502	189,766
Mr. Zhengyu Wang and his affiliates
Due to related parties	$ 756,965	$ 857,746